Income Taxes - Schedule of Pretax From Continuing Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Book Income			$ (468,900)	$ (158,656)
Depreciation			$ (300)
Contributed Services				$ 143,820
Non-Deductible Expenses				$ 709
Meals & Entertainment			$ 2,500
Stock for Expense Accounts			21,000
Contributed Interest Expense			900
Gain/Loss on settlement of debt through equity			$ (400)
Deferred Rent
Accrued Payroll			$ 115,200
Related Party Interest
Contingent Liability			$ 31,500
Valuation allowance			$ 298,500	$ 14,127
Income tax expense benefit		$ 50